SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 28, 2024 CAD ($) item $ / shares shares	Dec. 31, 2023
Directors, Officers, Employees And Consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting period	36 months
Vesting percentage	33.00%
RSU | Officer [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments granted in share-based payment arrangement	199,912
Capital requirement | $	$ 65
Stock options
Disclosure of non-adjusting events after reporting period [line items]
Maximum term of options		5 years
Stock options | Consultant [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments granted in share-based payment arrangement	200,000
Vesting period	24 months
Vesting percentage	25.00%
Number Of Common Share Per Unit | shares	1
Maximum term of options	5 years
Exercise price of outstanding share options | $ / shares	$ 5.71
Stock options | Directors, Officers, Employees And Consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number Of Common Share Per Unit | shares	1
Maximum term of options	5 years
Exercise price of outstanding share options | $ / shares	$ 5.71
Capital requirement | $	$ 65
Potential ordinary share transactions [member] | RSU | Directors, Officers, Employees And Consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments granted in share-based payment arrangement	323,940
Potential ordinary share transactions [member] | Deferred Share Units [Member] | Directors, Officers, Employees And Consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments granted in share-based payment arrangement	105,079
Potential ordinary share transactions [member] | Stock options | Directors, Officers, Employees And Consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments granted in share-based payment arrangement	822,093